BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of derivative liabilities at fair value
	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability and equity securities – March 31, 2022	$-	$-	$-	$-
	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability and equity securities – March 31, 2021	$547,010	$-	$-	$547,010

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability and equity securities – December 31, 2021	$-	$-	$-	$-
	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability and equity securities – December 31, 2020	$588,637	$-	$-	$588,637

Schedule of antidilutive securities excluded from computation of earnings per share
	Three Months Ended	Three Months Ended
	March 31,	March 31,
	2022	2021

Class A Preferred Stock	1,405,972,450	1,475,000,000
Class B Preferred Stock	314,754	2,675,410
Class C Preferred Stock	747,540	747,540
Class D Preferred Stock	1,395,349	1,395,349
Convertible notes	20,000	20,000
Warrants	-	10,000,000
Potentially dilutive securities	1,408,450,093	1,489,838,299

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020

Class A Preferred Stock	1,408,825,375	1,500,000,000
Class B Preferred Stock	314,754	2,675,410
Class C Preferred Stock	747,540
Class D Preferred Stock	1,395,349
Convertible notes	20,000	20,000
Warrants	-	10,000,000
Potentially dilutive securities	1,411,303,018	1,512,695,410

Schedule of Changes in the fair value of the Company's Level 3 financial liabilities
Derivative Liability
Balance, December 31, 2019	2,813,150
Additions recognized as debt discount	984,801
Derivative liability settlements	(3,053,213)
Mark-to-market at December 31, 2020	(744,738)
Balance, December 31, 2020	$-

Net income for the year included in earnings relating to the liabilities held at December 31, 2020	$744,738